Intangible assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 59,100	$ 116,500	$ 118,000	$ 233,000	$ 350,300
Additions to intangible assets			0
Order backlog
Finite-Lived Intangible Assets [Line Items]
Decrease in amortization			500,000
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Decrease in amortization			$ 202,000